Related Party Transactions - Significant Transactions Between the Company, Excluding the Controlling Company, and Related Companies (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			₩ 2,558
Purchase of material			5
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Sales	₩ 270,465	₩ 286,731	125,909
Other sales		266	26,451
Other purchases	148	165	137
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	161,565	75,129	61,332
Other sales	412	743	30
Purchase of material	613,514	19,720	48,764
Other purchases	1,755	40,090	126,060
Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			213
Other sales			211
Noeul Green Energy Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	5,531	6,127	6,059
Other purchases	1,716	1,896	829
CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Sales	7,173	4,660	47,243
Other sales			11,432
Purchase of material	126,123	96,179	165,269
Other purchases	22,663		14,399
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	17,824	46,323	42,189
Purchase of material	24,190	33,316	37,509
Other purchases		5,686	151
BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Purchase of material			5,780
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd
Disclosure of transactions between related parties [line items]
Sales	14,863	14,673	8,757
PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Other sales			1,061
Purchase of material			28,174
POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	32,007	39,887	29,964
Purchase of material	357	164	384
DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Purchase of material		9,875	29,189
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			7
Dividends	14,541	27,828
Other sales	2,974	7,564	71,299
POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of transactions between related parties [line items]
Sales	134,498	65,746	31,068
Dividends	24,000
Other sales		10	19,530
Purchase of material	5,446	4,347	3,608
Other purchases		180	701
Samcheok Blue Power Co.,Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	502,259	263,730	220,372
Dividends	9,992	405
Other sales	26
Other purchases		4
TK CHEMICAL CORPORATION [member]
Disclosure of transactions between related parties [line items]
Sales		14,906	104,749
Purchase of material		2,292	26,863
PocheonHwado Highway Corp Formerly, Metropolitan Outer Ring Expressway co., ltd [Member]
Disclosure of transactions between related parties [line items]
Sales	93,428	62,829	17,631
UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		10,736	2,263
Roy Hill Holdings Pty Ltd [member]
Disclosure of transactions between related parties [line items]
Dividends	46,780	104,903
Other sales			22,797
Purchase of material	1,463,383
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	547,627	184,606	162,257
Dividends	137,733	49,031
Other sales	3,026	15,449	49,158
Purchase of material	507,705	31,379	49,315
Other purchases	122,092	18,505	37,582
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	1,787,240	1,076,083	862,571
Dividends	233,046	182,167
Other sales	6,438	24,032	201,969
Purchase of material	2,740,718	197,272	394,860
Other purchases	₩ 148,374	₩ 66,526	₩ 179,859